Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2011	2012
	$ in thousands
Provision for vacation pay	553	680
Accrued severance pay	3,513	3,216
Carryforward tax losses	66,120	53,116
Research and development costs	5,415	4,197
Taxes on undistributed income of Israeli subsidiary	(2,236)	(3,517)
Intangible assets	(5,777)	(21,500)
Other	3,267	3,696

	70,855	39,888
Less—valuation allowance*	51,595	26,068

	19,260	13,820

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2011	2010	2012
	$ in thousands
Balance at beginning of year	26,068	21,744	24,379
Additions (reductions) during the year	25,527	4,324	(2,635)

Balance at end of year	51,595	26,068	21,744

Deferred Taxes Included in Balance Sheets

Deferred taxes are included in the balance sheets as follows:

	December 31
	2011	2012
	$ in thousands
Assets:
Current deferred income taxes	7,862	6,580
Non-current deferred income taxes	13,634	8,999

	21,496	15,579

Liability-
Non-current deferred income taxes	2,236	1,759

	19,260	13,820

Taxes on Income Included in Income Statements
f.	Taxes on income included in the income statements

As follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Current:
Israeli	578	(275)	(1,226)
Non-Israeli	5,318	5,369	12,489

	5,896	5,094	11,263

Deferred:
Israeli	(4,985)	3,110	(1,469)
Non-Israeli	(455)	(527)	(2,397)

	(5,440)	2,583	(3,866)

Total income taxes expense	456	7,677	7,397

Reconciliation of Theoretical Tax Expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income (loss) from continuing operations before taxes on income*	(45,916)	53,510	50,403

Theoretical tax expense (benefit) on the above amount	(11,479)	12,842	12,600
Less—tax benefits arising from approved enterprises	(2,495)	(4,731)	(529)

	(13,974)	8,111	12,071
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli
subsidiaries	(9,141)	(4,064)	(2,192)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes—net	(173)	3,969	5,970
Deferred taxes on losses for which valuation allowance was provided	(1,529)	(4,532)	(5,232)
Other	(254)	(131)	(585)
Net change in valuation allowance	25,527	4,324	(2,635)

Actual tax expense	456	7,677	7,397

*As follows:
Taxable in Israel	(3,885)	19,332	(9,582)
Taxable outside Israel	(42,031)	34,178	59,985

	(45,916)	53,510	50,403

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2012, 2011 and 2010 (not including interest or penalties):

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	18,301	17,243	13,239
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,121	4,269	7,893
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(121)	(1,582)	(317)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(985)	(1,629)	(3,572)

Balance at end of year	18,316 *	18,301 *	17,243 *